SCHWAB CAPITAL TRUST

(the “Trust”)

Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Laudus International MarketMasters Fund™

(each a “fund”)

Supplement dated June 6, 2012 to the

Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes.

1. Reduction of the Net Operating Expense Limit for the Laudus MarketMasters Funds

Effective June 6, 2012, the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of each share class of the Laudus MarketMasters Funds will be reduced. Accordingly, the following changes are being made.

On page 1, for the Laudus Small-Cap MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor Shares	Select Shares®
Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.17	1.17
Distribution (12b-1) fees	None	None
Other expenses[1]	0.41	0.34
Acquired fund fees and expenses (AFFE)[2]	0.01	0.01

Total annual fund operating expenses[2]	1.59	1.52
Less expense reduction	(0.23)	(0.31)

Total annual fund operating expenses (including AFFE) after expense reduction[2,3]	1.36	1.21
[1]	“Other expenses” have been restated to reflect current fees and expenses of the fund.
[2]

The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.35% and 1.20%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment
	1 year	3 years	5 years	10 years
Investor Shares	$138	$431	$745	$1,635
Select Shares	$123	$384	$665	$1,466

On page 5, for the Laudus International MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor Shares	Select Shares®
Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.27	1.27
Distribution (12b-1) fees	None	None
Other expenses	0.33	0.20
Acquired fund fees and expenses (AFFE)[1]	0.01	0.01

Total annual fund operating expenses[1]	1.61	1.48
Less expense reduction	(0.20)	(0.22)

Total annual fund operating expenses (including AFFE) after expense reduction[1,2]	1.41	1.26
[1]

The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.40% and 1.25%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment
	1 year	3 years	5 years	10 years
Investor Shares	$144	$446	$771	$1,691
Select Shares	$128	$400	$692	$1,523

2. Revisions to the investment minimums language

On page 4, the last sentence of the third paragraph under “Purchase and sale of fund shares” is deleted and replaced in its entirety with the following:

These minimums may be waived for certain investors or in the fund’s sole discretion.

On page 8, the last sentence of the third paragraph under “Purchase and sale of fund shares” is deleted and replaced in its entirety with the following:

These minimums may be waived for certain investors or in the fund’s sole discretion.

On page 27, the sixth paragraph is deleted and replaced in its entirety with the following:

These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in a fund’s sole discretion. Investment advisers may aggregate investments across client accounts in order to reach the Select Shares initial minimum investment and minimum balance requirements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus for the current prospectus.

REG68224 - 00 (06/12) © 2012 All Rights Reserved

SCHWAB CAPITAL TRUST

(the “Trust”)

Laudus MarketMasters Funds

Supplement dated June 6, 2012 to the

Statement of Additional Information dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

The Statement of Additional Information is being revised to reflect the following changes:

1.	Michael Haydel resigned as an officer of the Trust. Accordingly, he is removed from the “Officers” table under the “Management of the Funds” section.

2.	On pages 65-66, the fourth sentence of the third paragraph under the “Pricing of Shares” section is deleted in its entirety and replaced with the following:

In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate.

3.	The first five pages of the Appendix entitled “Proxy Voting Policy and Procedures” are deleted and replaced in their entirety with the attached pages.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG68223 - 00 (06/12) © 2012 All Rights Reserved

Charles Schwab Investment Management, Inc.

The Charles Schwab Family of Funds

Schwab Investments

Schwab Capital Trust

Schwab Annuity Portfolios

Laudus Trust

Laudus Institutional Trust

Schwab Strategic Trust

Proxy Voting Policy and Procedures

As of April 2012

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the “CSIM Proxy Procedures”) pertain to all of CSIM’s clients.

The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (“Laudus Funds”) and the Schwab Strategic Trust (“Schwab ETFs”; collectively, the Schwab Funds, the Laudus Funds and the Schwab ETFs are the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory and administration agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds, Laudus Funds, and Schwab ETFs portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

Proxy Voting Policy

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM’s policy to vote proxies in the manner that CSIM and the Proxy Committee believes will maximize the economic benefit to CSIM’s clients. In furtherance of this policy, the Proxy Committee has received and reviewed Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Procedures”) and has determined that Glass Lewis’ Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee has also implemented custom policies as set forth below. The Proxy Committee will review any material amendments to Glass Lewis’ Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients.

Except under each of the circumstances described below, the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies, including timely submission of votes, on behalf of CSIM’s clients in accordance with Glass Lewis’ Proxy Procedures.

For proxy issues that the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff believe raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of Glass Lewis. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company’s industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct Glass Lewis to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.

With respect to proxies of a Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds. When not required to “echo vote,” the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies of an unaffiliated mutual fund or ETF in accordance with Glass Lewis’ Proxy Procedures, subject to the custom policies set forth below.

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.

Exceptions from Glass Lewis’ Proxy Procedures:  The Proxy Committee has reviewed the particular policies set forth in Glass Lewis’ Proxy Procedures and has determined that the implementation of the following custom policies is consistent with CSIM’s fiduciary duty to its clients:

•        Independent Chairman:  With respect to shareholder proposals requiring that a company chairman’s position be filled by an independent director, the Proxy Committee has instructed Glass Lewis to vote with management on such proposals unless the company does not meet the applicable minimum total shareholder return threshold, as calculated below. In cases where a company fails to meet the threshold, the Proxy Committee has instructed Glass Lewis to vote the shareholder proposals requiring that the chairman’s position be filled by an independent director in accordance with Glass Lewis’ Proxy Procedures. In cases where a company is a registered investment company, the Proxy Committee has instructed Glass Lewis to vote with management on such proposals. Additionally, with respect to the election of a director who serves as the governance committee chair (or, in the absence of a governance committee, the chair of the nominating committee), the Proxy Committee has instructed Glass Lewis to vote for the director in cases where the company chairman’s position is not filled by an independent director and an independent lead or presiding director has not been appointed.

•        Classified Boards:  With respect to shareholder proposals declassifying a staggered board in favor of the annual election of directors, the Proxy Committee has instructed Glass Lewis to vote with management on such proposals unless the company does not meet the applicable minimum total shareholder return threshold, as calculated below. In cases where a company fails to meet the threshold, the Proxy Committee has instructed Glass Lewis to vote the shareholder proposals declassifying a staggered board in favor of the annual election of directors in accordance with Glass Lewis’ Proxy Procedures.

•        Proxy Access:  With respect to shareholder proposals requesting proxy access for shareholders, the Proxy Committee has instructed Glass Lewis to vote with management on such proposals unless the company does not meet one of the following triggers:

•    The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings.

•    The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting.

•    The company had material financial statement restatements.

•    The company’s board adopted a poison pill during the past year and did not put the adoption up for shareholder approval.

In cases where a company fails to meet the threshold, the Proxy Committee has instructed Glass Lewis to vote shareholder proposals requesting proxy access in accordance with Glass Lewis’ Proxy Procedures.

Glass Lewis uses a three-year total return performance methodology to calculate the applicable minimum total shareholder return threshold. For Russell 3000 Index constituents, if a company’s total annual shareholder return is in the bottom 25% of Russell 3000 constituent companies’ total annual shareholder returns for three consecutive years, the company will be deemed not to have met the threshold. For companies not in the Russell 3000 Index, the universe of companies used for the minimum total shareholder return threshold calculation is all Glass Lewis covered companies outside of the Russell 3000 Index.

If Glass Lewis does not provide an analysis or recommendation for voting a particular proxy measure or measures, CSIM will generally abstain, however (1) two members of the Proxy Committee, including at least one representative from Portfolio Management, in consultation with the Chair of the Proxy Committee or his/her designee, may decide how to vote such proxy, or (2) the Proxy Committee may meet to decide how to vote such proxy.

Conflicts of Interest. Except as described above for proxies solicited by the Funds or CSC and the exceptions to Glass Lewis’ Proxy Procedures, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, CSIM will delegate to Glass Lewis responsibility for voting such proxies in accordance with Glass Lewis’ Proxy Procedures.

Voting Foreign Proxies. CSIM has arrangements with Glass Lewis for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

¡     proxy statements and ballots written in a foreign language;

¡    untimely and/or inadequate notice of shareholder meetings;

¡    restrictions of foreigner’s ability to exercise votes;

¡    requirements to vote proxies in person;

¡    requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.

In consideration of the foregoing issues, Glass Lewis uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.

Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.

Sub-Advisory Relationships. Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

Reporting and Record Retention

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.